Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Debt Covenant Ratios
The following table summarize Company’s ratios requirements for the three-month periods ended from March 31, 2015 to December 31, 2017:

	Fixed Charge Coverage Ratio	Leverage Ratio
March 31, 2015	1.40	4.62
June 30, 2015	1.45	4.61
September 30, 2015	1.48	4.56
December 31, 2015	1.56	4.40
March 31, 2016	1.67	4.80
June 30, 2016	1.64	4.40
September 30, 2016	1.67	4.08
December 31, 2016	1.64	4.21
March 31, 2017	1.65	4.12
June 30, 2017	1.65	4.05
September 30, 2017	1.69	4.02
December 31, 2017	1.77	3.80

Schedule Of Provision For Contingencies
The breakdown of the provision for contingencies is as follows:

Description	Balance at beginning of period	Accruals, net	Settlements	Reclassifications and increase of judicial deposits	Translation	Balance at end of period
Year ended December 31, 2017:
Tax contingencies in Brazil (i)	$13,312	$(2,599)	$(337)	$(667)	$(385)	$9,324
Labor contingencies in Brazil (ii)	11,150	31,448	(21,130)	—	(407)	21,061
Other (iii)	12,222	7,150	(3,960)	17	217	15,646
Subtotal	36,684	35,999	(25,427)	(650)	(575)	46,031
Judicial deposits (iv)	(18,572)	161	—	(60)	396	$(18,075)
Provision for contingencies	$18,112	$36,160	$(25,427)	$(710)	$(179)	$27,956

Year ended December 31, 2016:
Tax contingencies in Brazil (i)	$5,118	$7,196	$—	$—	$998	$13,312
Labor contingencies in Brazil (ii)	7,013	19,903	(17,523)	—	1,757	11,150
Other (iii)	13,947	1,478	(3,031)	(37)	(135)	12,222
Subtotal	26,078	28,577	(20,554)	(37)	2,620	36,684
Judicial deposits (iv)	(5,500)	—	—	(11,458)	(1,614)	(18,572)
Provision for contingencies	$20,578	$28,577	$(20,554)	$(11,495)	$1,006	$18,112

Year ended December 31, 2015:
Tax contingencies in Brazil (i)	$1,999	$4,616	$(9)	$(532)	$(956)	$5,118
Labor contingencies in Brazil (ii)	10,360	19,692	(19,877)	(26)	(3,136)	7,013
Other (iii)	7,780	13,421	(4,213)	(22)	(3,019)	13,947
Subtotal	20,139	37,729	(24,099)	(580)	(7,111)	26,078
Judicial deposits (iv)	(7,935)	—	684	(863)	2,614	(5,500)
Provision for contingencies	$12,204	$37,729	$(23,415)	$(1,443)	$(4,497)	$20,578

(i)	In 2017, it includes mainly CIDE. In 2016 and 2015 it includes indirect tax matters, mainly PIS/COFINS.

(ii)	It primarily relates to dismissals in the normal course of business.

(iii)	It relates to tax and labor contingencies in other countries and civil contingencies in all the countries.

(iv)	It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil.